SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE NEW YORK 10036-6522 ————— TEL: (212) 735-3000 FAX: (212) 735-2000 www.skadden.com

FIRM/AFFILIATE

OFFICES

—————

BOSTON

CHICAGO

HOUSTON

LOS ANGELES

PALO ALTO

SAN FRANCISCO

WASHINGTON, D.C.

WILMINGTON

—————

BEIJING

BRUSSELS

FRANKFURT

HONG KONG

LONDON

MOSCOW

MUNICH

PARIS

SÃO PAULO

SHANGHAI

SINGAPORE

SYDNEY

May 02, 2012
VIA EDGAR
Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli Investor Funds (the “Fund”) File Nos. 33-54016 and 811-07326

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 27 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on April 27, 2012 (Accession #0001193125-12-191397).

If your staff has any questions or comments concerning this filing, they should call me at (212) 735-2790.

Very truly yours,

/s/ Richard T. Prins
Richard T. Prins

cc:	B. Alpert A. Mullady S. Kothari H. Robichaud A. Lonergan